Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and strategy

We have a risk management model (the “Risk Management Model”) in place, which constitutes a central component of our organization’s culture and is integrated across all levels, activities, processes and projects of the Company. It is also integrated with our management and internal control systems in order to achieve organizational effectiveness and efficiency, support informed decision-making, and facilitate the attainment of strategic objectives. It is aligned with internationally recognized standards and best practices, including ISO 31000:2018, COSO 2013 and COSO-ERM 2017.

Our current Risk Management Model has 2 levels:

• Level 1 - Strategic: risks that could arise from business decisions, the implementation or the ability to respond to industry/market changes. Regarded as high-level risks and the Senior Management’s responsibility, their impact often affects the Company in general.

• Level 2 - Operational: risks that may cause an impact as a result of human performance, the design and effectiveness of internal processes and/or systems and as a consequence of external events. Their impact is often limited to specific activities as they relate to specific and defined processes and projects.

At both levels, but with different scope, cybersecurity risks are considered, inasmuch as any vulnerability in information systems could have severe implications, including disruptions in the supply of electricity, loss of sensitive information, damages to the infrastructure and risks to public safety.

The identified risks are analyzed and assessed based on their likelihood of occurrence and potential impact, in order to determine their severity/criticality. Additionally, control activities in place are identified and complementary mitigating actions are defined, assigning responsibilities for their implementation and monitoring.

The Risk Management Model is based on an iterative approach. Therefore, we constantly monitor the internal and external contexts with the aim of verifying that the assessment of the identified risks and the established mitigating actions remain applicable. Additionally, we monitor the emergence of new events that could potentially develop into emerging risks.

Through the Information Security Department, we implement and apply the processes for mitigating cybersecurity risks following the best practices in the field (ISO 27001:2022, CIS Controls and NIST).

Fostering a proactive attitude towards cybersecurity, we implement robust security controls, such as firewalls, intrusion monitoring and detection systems, multi-factor authentication and data encryption, to protect the networks and systems against unauthorized access. We have also implemented incident response plans to take fast and effective action in the event of a cyberattack, thereby minimizing downtime and potential damages.

In order to carry out some of our activities, the Information Security Department engages the services of advisors and consultants who are experts in the field. Some of the contracted services are:

• The operation of the Security Operation Center (SOC).

• The carrying out of regular pen tests, both on the infrastructure and the applications.

• The permanent monitoring of vulnerabilities to identify security gaps.

• The improvement of the internal security processes maturity, based on industry standards.

• The strengthening of the Disaster Recovery Plan (DRP).

• The annual reviews of IT general controls (ITGC) defined for the Information Security process.

 In 2025, the following milestones were achieved:

• Corporate Firewall Upgrade: we reinforced the security of our technology network through the upgrade of access control systems (firewalls). This improvement enables us to maintain an infrastructure aligned with the highest market standards, enhancing protection against potential threats and ensuring safe and continuous operations.

• Cloud Protection: security in our cloud environments was strengthened through the implementation of firewalls in AWS, which operate as filters to control access and protect information hosted on the Amazon Web Services (AWS) cloud platform. In addition, we incorporated private connections through AWS Direct Connect, enabling the establishment of a secure and dedicated link between our infrastructure and the cloud, avoiding the use of the public internet and improving the speed and stability of operations.

• Advances in information Classification: during 2025, progress was made in establishing a system that classifies data into five levels according to sensitivity. This initiative is fully operational within the Information Security Department. In addition, data loss prevention (DLP) policies were configured across the Company, currently operating in monitoring mode, allowing risk assessment without affecting operations.

Finally, staff training and awareness are fundamental aspects. Therefore, awareness raising programs on cybersecurity and information safeguarding are provided, through phishing drills, newsletters and interactive modules.

We have not identified any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, operations results, or financial condition. However, we cannot eliminate all cybersecurity risks or provide assurances that we have not experienced an undetected cybersecurity incident in the past or that we will not experience such an incident in the future. Any significant disruption to our service or access to our systems could result in revenue loss, legal actions, regulatory penalties, reputational harm, among other consequences. Additional information on cybersecurity risks we face can be found in “Item 3. Key Information - Risk Factors”.

The Information Security Department has defined the KPIs for the cybersecurity process, which make it possible to measure the Company’s posture as well as the efficiency of protection measures. In turn, the Department immediately informs the Risk Committee about critical incidents.

The Risk Management and Compliance Department presents, at least on a quarterly basis, its management reports to the Risk Committee, and, in such meetings, severity/criticality levels are updated or new risks to be dealt with, if appropriate, are identified. Additionally, the Department presents, at least on an annual basis, a report to the Audit Committee, which is responsible for overseeing the application of the Company’s information policies on risk management. The Audit Committee is comprised of experienced and qualified members to audit and assess the risksfaced by the Company, the internal controls and the corporate governance processes to competently direct the Company towards its objectives.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have a risk management model (the “Risk Management Model”) in place, which constitutes a central component of our organization’s culture and is integrated across all levels, activities, processes and projects of the Company. It is also integrated with our management and internal control systems in order to achieve organizational effectiveness and efficiency, support informed decision-making, and facilitate the attainment of strategic objectives.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, operations results, or financial condition.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Governance

Although the Company’s Risk Management Model is implemented by Senior Management, with the assistance of the Risk and Compliance Management Department, it is important to point out that risk management is the responsibility of the Board of Directors, Senior Management and of each employee, regardless of the duties of their positions.

We have a Risk Committee that is comprised of the Chief Executive Officer, and the Operational Directors. The Risk Committee’s main responsibilities include: promoting a risk management culture, ensuring the development, implementation and appropriate functioning of the Risk Management Model, and participating actively in each of the stages of the process. In turn, the Risk Committee actively participates in the critical event response process with the aim of assessing the event’s impact and materiality.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Although the Company’s Risk Management Model is implemented by Senior Management, with the assistance of the Risk and Compliance Management Department, it is important to point out that risk management is the responsibility of the Board of Directors, Senior Management and of each employee, regardless of the duties of their positions.
Cybersecurity Risk Role of Management [Text Block]	We have a Risk Committee that is comprised of the Chief Executive Officer, and the Operational Directors. The Risk Committee’s main responsibilities include: promoting a risk management culture, ensuring the development, implementation and appropriate functioning of the Risk Management Model, and participating actively in each of the stages of the process. In turn, the Risk Committee actively participates in the critical event response process with the aim of assessing the event’s impact and materiality.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Risk Management and Compliance Department presents, at least on a quarterly basis, its management reports to the Risk Committee, and, in such meetings, severity/criticality levels are updated or new risks to be dealt with, if appropriate, are identified.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Information Security Department has defined the KPIs for the cybersecurity process, which make it possible to measure the Company’s posture as well as the efficiency of protection measures. In turn, the Department immediately informs the Risk Committee about critical incidents.